Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 294,000			$ 287,000
Prepaid pension	83,000			67,000
Fair value of plan assets	473,000			452,000
Accumulated other comprehensive loss	(80,000)			(94,000)
Net periodic benefit cost	3,000			1,000	$ 2,000
Defined benefit plan, expected contribution in 2022	0
Expected future benefit payments from 2022 to 2026	1,000
Expected future benefit payments from 2027 to 2031	$ 32,000
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Pension Plan | Operating Expenses
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 193,000			$ 187,000	$ 187,000
Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 325	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 193		$ 1,500
Minimum | Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month